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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                           New York, NY         May 14, 2009
-------------------------------------   ---------------------   ----------------
             (Signature)                    (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:      11
Form 13F Information Table Value Total: 259,006 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                             VOTING AUTHORITY
                                  TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
        NAME OF ISSUER              CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AXIS CAPITAL HOLDINGS                SHS       G0692U109   52,701  2,338,130 SH         DEFINED         1  2,338,130      0    0
CARE INVESTMENT TRUST INC            COM       141657106   15,443  2,828,399 SH         DEFINED         1  2,828,399      0    0
ENDURANCE SPECIALTY HLDGS LTD        SHS       G30397106   60,439  2,423,358 SH         DEFINED         1  2,423,358      0    0
GENERAL MTRS CORP                    COM       370442105    3,880  2,000,000 SH  CALL   DEFINED         1         --     --   --
HATTERAS FINL CORP                   COM       41902R103   20,183    807,647 SH         DEFINED         1    807,647      0    0
KKR FINANCIAL HLDGS LLC              COM       48248A306      138    157,200 SH         DEFINED         1    157,200      0    0
KKR FINANCIAL HLDGS LLC       NOTE 7.000% 7/12 48248AAB4   12,374 38,250,000 PRN        DEFINED         1 38,250,000      0    0
MEAD JOHNSON NUTRITION CO         COM CL A     582839106    4,331    150,000 SH         DEFINED         1    150,000      0    0
MFA FINANCIAL INC                    COM       55272X102   72,704 12,364,692 SH         DEFINED         1 12,364,692      0    0
PFSWEB INC                           COM       717098206       78     78,084 SH         DEFINED         1     78,084      0    0
TRIPLE-S MGMT CORP                  CL B       896749108   16,735  1,358,329 SH         DEFINED         1  1,358,329      0    0